Contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2024
Disclosure of Contingent Liabilities and Contingent Assets [Abstract]
Contingent liabilities and contingent assets

22. Contingent liabilities and contingent assets

Other than milestones and royalties discussed in Note 21 above, the Group had no contingent liabilities and no contingent assets at December 31, 2024 and 2023.